Employee Compensation (Tables)	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Summary of Ranges of Values used for each Option Pricing Assumption
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

	$		$
For stock options granted during the nine months ended	July 31, 2025		July 31, 2024
Expected dividend yield		3.6%		4.5%
Expected share price volatility		16.7%		17.4% - 17.6%
Risk-free rate of return		2.8%		3.3% - 3.4%
Expected period until exercise (in years)		6.5 - 7.0		6.5 - 7.0
Exercise price ($)		141.00		118.50

Summary of Pension and Other Employee Future Benefit Expenses

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Current service cost	$44	$39	$2	$1
Net interest (income) expense (1)	(12)	(16)	9	11
Impact of plan amendments	-	-	-	-
Administrative expenses	2	3	-	-
Benefits expense	34	26	11	12
Government pension plans expense (2)	96	93	-	-
Defined contribution expense	66	62	-	-
Total pension and other employee future benefit expenses recognized in our Consolidated Statement of Income	$196	$181	$11	$12

(1)
Net interest (income) expense is increased by $nil million for pension benefit plans and $1 million for other employee future benefit plans for the three months ended July 31, 2025 ($nil million for pension benefit plans and $1 million for other employee future benefit plans for the three months ended July 31, 2024) as a result of assets written down through other comprehensive income due to the asset ceiling.

(2)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contribution Act.

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the nine months ended	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Current service cost	$133	$115	$5	$4
Net interest (income) expense (1)	(38)	(46)	28	31
Impact of plan amendments	(19)	-	-	(84)
Administrative expenses	9	9	-	-
Benefits expense	85	78	33	(49)
Government pension plans expense (2)	310	302	-	-
Defined contribution expense	244	231	-	-
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	$639	$611	$33	$(49)

(1)
Net interest (income) expense is increased by $nil million for pension benefit plans and $4 million for other employee future benefit plans for the nine months ended July 31, 2025 ($nil million for pension benefit plans and $2 million for other employee future benefit plans for the nine months ended July 31, 2024) as a result of assets written down through other comprehensive income due to the asset ceiling.

(2)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contribution Act.